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1933 Act Rule 485(b)
1933 Act File No. 333-96461
1940 Act File No. 811-09813

October 28, 2010

VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:           Scout Funds (the “Trust”)
File Nos. 333-96461 and 811-09813

Ladies and Gentlemen:

Pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via EDGAR is Post-Effective Amendment No. 23/24 to the Registration Statement on Form N-1A of the Trust (the “Amendment”).

This Amendment is being filed to: (i) bring the financial statements and other information up-to-date; (ii) make revisions in response to comments from the Trust’s examiner; and (iii) make certain non-material changes.  In our judgment, the Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of Rule 485 under the 1933 Act.

Please direct questions or comments relating to the Amendment to me at the above-referenced telephone number or, in my absence, to J. Stephen Feinour, Jr. at (215) 564-8521.

Very truly yours,

/s/ Michael P. O’Hare
Michael P. O’Hare

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